Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Oct. 05, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Share capital	$ 357,882		$ 393,954
Interest	8,872	$ 64,000	7,079
Borrowings total amount	366,754		401,033	$ 598,579
Less than 1 year [Member]
Statement [Line Items]
Share capital	172,974		145,003
Interest	8,431		5,901
Between 1 And 2 Years [Member]
Statement [Line Items]
Share capital	114,319		100,855
Interest	5		754
Between 2 and 3 years [Member]
Statement [Line Items]
Share capital	25,588		77,256
Interest	0		424
Between 3 and 4 years [Member]
Statement [Line Items]
Share capital	45,001		26,100
Interest	436		0
Between 4 and 5 years [Member]
Statement [Line Items]
Share capital	$ 0		$ 44,740